Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Summary of Net Sales by Segment and Geographical Area
The table below sets forth Sanofi’s net sales for the years ended December 31, 2022, 2021 and 2020:

(€ million)		Europe	United States	Other countries	2022	Europe	United States	Other countries	2021	Europe	United States	Other countries	2020
Pharmaceuticals		7,157	13,694	9,837	30,688	7,201	10,484	9,285	26,970	6,819	9,635	9,220	25,674
Dupixent®		940	6,346	1,007	8,293	649	3,971	629	5,249	386	2,808	340	3,534
Neurology & Immunology		639	1,637	174	2,450	638	1,482	204	2,324	578	1,631	185	2,394
of which	Aubagio®	511	1,420	100	2,031	512	1,312	131	1,955	473	1,448	124	2,045
Rare Diseases		1,104	1,367	974	3,445	1,069	1,142	915	3,126	1,010	1,122	879	3,011
of which	Cerezyme®	239	194	274	707	244	173	266	683	249	177	264	690
	Fabrazyme®	228	471	239	938	223	395	226	844	200	406	211	817
	Myozyme®/ Lumizyme®	408	318	232	958	410	373	220	1,003	389	359	200	948
Oncology		239	515	198	952	327	410	175	912	299	368	131	798
of which	Jevtana®	33	275	83	391	112	253	90	455	187	246	103	536
Rare Blood Disorders		94	983	240	1,317	81	842	218	1,141	41	837	339	1,217
of which	Alprolix®	—	406	98	504	—	332	82	414	—	320	146	466
	Eloctate®	—	450	130	580	—	429	134	563	—	445	193	638
Core Assets		1,917	1,653	2,819	6,389	1,868	1,315	2,585	5,768	1,759	1,413	2,409	5,581
of which	Lovenox®	658	17	635	1,310	703	29	754	1,486	656	30	665	1,351
	Toujeo®	421	283	413	1,117	394	259	316	969	374	267	292	933
	Plavix®	101	9	873	983	115	9	805	929	126	10	777	913
Non-Core Assets		1,637	1,176	4,409	7,222	1,846	1,281	4,515	7,642	2,088	1,389	4,849	8,326
of which	Lantus®	426	757	1,076	2,259	474	861	1,159	2,494	537	929	1,195	2,661
	Other non-core assets	1,129	412	2,944	4,485	1,285	410	3,034	4,729	1,451	438	3,222	5,111
Industrial sales		587	17	16	620	723	41	44	808	658	67	88	813
Vaccines		1,341	3,291	2,597	7,229	1,225	2,762	2,336	6,323	973	2,759	2,241	5,973
of which	Polio/Pertussis/ Hib Vaccines	325	456	1,504	2,285	306	470	1,383	2,159	331	412	1,363	2,106
	Influenza Vaccines	681	1,737	559	2,977	729	1,366	533	2,628	441	1,575	456	2,472
Consumer Healthcare(a)		1,501	1,290	2,289	5,080	1,333	1,139	1,996	4,468	1,359	1,071	1,964	4,394
of which	Allergy	55	439	240	734	49	371	192	612	51	361	205	617
	Pain Care	555	212	446	1,213	515	196	382	1,093	481	181	389	1,051
	Digestive Wellness	432	144	742	1,318	389	124	618	1,131	371	85	532	988
Total net sales		9,999	18,275	14,723	42,997	9,759	14,385	13,617	37,761	9,151	13,465	13,425	36,041
(a)     For the Consumer Healthcare GBU, Sanofi has since 2021 adopted a more granular presentation by introducing new sub-categories that reflect consumer trends and the strengths and opportunities of the portfolio.

Schedule of Segment Results
The table below shows Sanofi’s segment results for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	2022
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Other(a)	Total Sanofi
Net sales	30,688	7,229	5,080	—	42,997
Other revenues	657	1,666	62	7	2,392
Cost of sales	(7,511)	(4,101)	(1,827)	(253)	(13,692)
Research and development expenses	(5,067)	(936)	(187)	(516)	(6,706)
Selling and general expenses	(5,923)	(870)	(1,478)	(2,221)	(10,492)
Other operating income and expenses	(1,800)	132	152	2	(1,514)
Share of profit/(loss) from investments accounted for using the equity method	28	48	12	—	88
Net income attributable to non-controlling interests	(29)	—	(4)	—	(33)
Business operating income	11,043	3,168	1,810	(2,981)	13,040
(a) This caption reconciles segment financial information to total consolidated financial information.

	2021
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Other(a)	Total Sanofi
Net sales	26,970	6,323	4,468	—	37,761
Other revenues	264	1,095	55	—	1,414
Cost of sales	(6,965)	(3,430)	(1,606)	(250)	(12,251)
Research and development expenses	(4,330)	(712)	(153)	(497)	(5,692)
Selling and general expenses	(5,326)	(805)	(1,388)	(2,036)	(9,555)
Other operating income and expenses	(1,172)	128	111	(13)	(946)
Share of profit/(loss) from investments accounted for using the equity method	17	11	11	—	39
Net income attributable to non-controlling interests	(49)	(1)	(5)	(1)	(56)
Business operating income	9,409	2,609	1,493	(2,797)	10,714
(a) This caption reconciles segment financial information to total consolidated financial information.

	2020(a)(b)
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Other(c)	Total Sanofi
Net sales	25,674	5,973	4,394	—	36,041
Other revenues	128	1,141	59	—	1,328
Cost of sales	(6,982)	(3,312)	(1,528)	(284)	(12,106)
Research and development expenses	(4,171)	(682)	(153)	(524)	(5,530)
Selling and general expenses	(4,927)	(789)	(1,419)	(2,256)	(9,391)
Other operating income and expenses	(487)	3	53	(130)	(561)
Share of profit/(loss) from investments accounted for using the equity method	5	2	9	—	16
Net income attributable to non-controlling interests	(33)	—	(5)	—	(38)
Business operating income	9,207	2,336	1,410	(3,194)	9,759
(a) 2020 figures have been adjusted to take account of the reallocation of certain expenses (in particular IT costs related to Sanofi’s new digital organization) from the Pharmaceuticals, Vaccines and Consumer Healthcare operating segments to the “Other” segment.
(b) Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
(c) This caption reconciles segment financial information to total consolidated financial information.

Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method
The table below, presented in compliance with IFRS 8, shows a reconciliation between aggregated “Business operating income” for the segments and Income before tax and investments accounted for using the equity method:

(€ million)	2022	2021	2020	(h)
Business operating income	13,040	10,714	9,759
Share of profit/(loss) from investments accounted for using the equity method(a)	(88)	(39)	(16)
Net income attributable to non-controlling interests(b)	33	56	38
Amortization and impairment of intangible assets (c)	(1,599)	(1,772)	(2,011)
Fair value remeasurement of contingent consideration	27	(4)	124
Expenses arising from the impact of acquisitions on inventories(d)	(3)	(4)	(53)
Restructuring costs and similar items	(1,336)	(820)	(1,089)
Other gains and losses, and litigation(e)	(370)	(5)	136
Gain on divestment of Regeneron shares on May 29, 2020(f)	—	—	7,225
Income from out-licensing(g)	952	—	—
Operating income	10,656	8,126	14,113
Financial expenses	(440)	(368)	(388)
Financial income	206	40	53
Income before tax and investments accounted for using the equity method	10,422	7,798	13,778
(a) Excludes restructuring costs relating to investments accounted for using the equity method and expenses arising from the impact of acquisitions on investments accounted for using the equity method. For the first two quarters of 2020, this line has been restated to exclude any effect of equity method accounting for the investment in Regeneron following the divestment of Sanofi's entire equity interest (with the exception of the 400,000 shares retained by Sanofi) on May 29, 2020.
(b) Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(c) For 2022, this line includes a reversal of €2,154 million on Eloctate franchise products following FDA approval of ALTUVIIIO TM dated February 22, 2023, partially offset by an impairment of €1,586 million relating to the development project for SAR444245 (non-alpha interleukin-2).
(d) This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
(e) For 2020, this line mainly comprises the gain on the sale of operations related to the Seprafilm® activity to Baxter.
(f) This line includes the gain on the sale of (i) 13 million shares of Regeneron common stock in the registered public offering and (ii) the 9.8 million shares repurchased by Regeneron, but does not include the gain arising from the remeasurement of the 400,000 retained shares at market value as of May 29, 2020.
(g)    For 2022, this line includes an upfront payment of $900 million and a regulatory milestone payment of $100 million related to the out-licensing of Libtayo® following the restructuring of the Immuno-Oncology Collaboration and License Agreement with Regeneron (see Note C.1.).
(h) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.

Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	2022
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Total
Investments accounted for using the equity method	536	104	37	677
Acquisitions of property, plant and equipment	1,025	504	77	1,606
Acquisitions of other intangible assets	463	111	21	595

	2021
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Total
Investments accounted for using the equity method	159	91	—	250
Acquisitions of property, plant and equipment	1,024	382	73	1,479
Acquisitions of other intangible assets(a)	450	108	6	564

(€ million)	2020
	Pharmaceuticals	Vaccines	Consumer Healthcare	Total
Investments accounted for using the equity method	154	47	—	201
Acquisitions of property, plant and equipment	755	404	95	1,254
Acquisitions of other intangible assets(a)	501	322	6	829
(a)    Includes the impact of the IFRIC agenda decision of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.

Summary of Geographical Information on Net Sales and Non-Current Assets
The geographical information on net sales provided below is based on the geographical location of the customer. In accordance with IFRS 8, the non-current assets reported below exclude right-of-use assets relating to leases as determined under IFRS 16, investments accounted for using the equity method, other non-current assets, non-current income tax assets, and deferred tax assets.

	2022
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	42,997	9,999	2,296	18,984	18,275	14,014
Non-current assets:
•property, plant and equipment owned	9,869	5,365	2,875	3,284	2,457	1,220
•goodwill	49,892	—	—	—	—	—
▪other intangible assets	21,640	6,257	—	14,178	—	1,205

	2021
	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	37,761	9,759	2,256	15,075	14,385	12,927
Non-current assets:
•property, plant and equipment owned	10,028	5,959	3,253	2,998	2,234	1,071
•goodwill	48,056	—	—	—	—	—
•other intangible assets(a)	21,407	7,059	—	13,187	—	1,161

(€ million)	2020
	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	36,041	9,151	2,223	14,060	13,465	12,830
Non-current assets:
•property, plant and equipment owned	9,365	5,895	3,189	2,542	1,899	928
•goodwill	44,364	—	—	—	—	—
•other intangible assets(a)	18,341	6,208	—	10,665	—	1,468
(a)    Includes the impact of the IFRIC agenda decision of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.